Consolidated Statements of Changes in Equity - USD ($) shares in Millions, $ in Millions	Total	Common Shares [Member]		Contributed Surplus [Member]		Retained Earnings [Member]		AOCL [Member] [1]	Noncontrolling Interest [Member]
Beginning Balance at Dec. 31, 2017	$ 11,715	$ 3,617		$ 119		$ 8,077		$ (600)	$ 502
Beginning Balance, shares at Dec. 31, 2017		358.1
Net income	2,332					2,296			36
Other comprehensive income (loss)	(629)							(604)	(25)
Shares issued on exercise of stock options	50	$ 60		(10)
Shares issued on exercise of stock options, shares		1.3
Release of stock and stock units		$ 30		(30)
Release of stock and stock units, shares		0.6
Shares repurchased for tax withholdings on vesting of equity awards	(16)	$ (3)				(13)
Shares repurchased for tax withholdings on vesting of equity awards, shares		(0.3)
Repurchase and cancellation under normal course issuer bids [note 20]	(1,831)	$ (334)				(1,526)		29
Repurchase and cancellation under normal course issuer bid, shares		(32.6)
Stock-based compensation expense	41			41
Contribution by non-controlling interests	4								4
Acquisitions	10								10
Dividends paid to non-controlling interests	(69)								(69)
Dividends paid	(448)	$ 10				(458)
Dividends paid, shares		0.2
Ending Balance at Dec. 31, 2018	11,159	$ 3,380		120		8,376		(1,175)	458
Ending Balance, shares at Dec. 31, 2018		327.3
Adoption of ASU | Accounting Standards Update 2016-02 [Member]	(25)					(25)
Balance as adjusted	11,134	$ 3,380		120		8,351		(1,175)	458
Balance as adjusted, shares		327.3
Net income	1,632	$ 0		0		1,765		0	(133)
Other comprehensive income (loss)	42	0		0		0		49	(7)
Shares issued on exercise of stock options	44	$ 53		(9)		0		0	0
Shares issued on exercise of stock options, shares		1.2
Release of stock and stock units		$ 20		(20)		0		0	0
Release of stock and stock units, shares		0.3
Shares repurchased for tax withholdings on vesting of equity awards	(9)	$ (2)		0		(7)		0	0
Shares repurchased for tax withholdings on vesting of equity awards, shares		(0.1)
Repurchase and cancellation under normal course issuer bids [note 20]	(1,289)	$ (268)		0		(1,049)		28	0
Repurchase and cancellation under normal course issuer bid, shares		(25.8)
Stock-based compensation expense	36	$ 0		36		0		0	0
Contribution by non-controlling interests	4	0		0		0		0	4
Sale of business [note 3]	8	0	[1]	0	[1]	0	[1]	8	0
Dividends paid to non-controlling interests	(22)	0		0		0		0	(22)
Dividends paid	(449)	$ 15		0		(464)		0	0
Dividends paid, shares		0.3
Ending Balance at Dec. 31, 2019	$ 11,131	$ 3,198		$ 127		$ 8,596		$ (1,090)	$ 300
Ending Balance, shares at Dec. 31, 2019		303.2

[1]	AOCL is Accumulated Other Comprehensive Loss.